Trade receivables (Tables)	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Schedule of Trade Receivables

	As at March 31,
	2023		2024
Trade receivables	₹	134,026	₹	125,838
Allowance for lifetime expected credit loss		(6,813)		(6,316)
	₹	127,213	₹	119,522

Non-current	₹	863	₹	4,045
Current		126,350		115,477

Summary of Allowance for Lifetime Expected Credit Loss

The activity in the allowance for lifetime expected credit loss is given below:

	As at March 31,
	2023		2024
Balance at the beginning of the year	₹	10,299	₹	6,813
Additions / (write-back), net (Refer to Note 25)		(604)		640
Charged against allowance		(3,302)		(1,078)
Translation adjustment		420		(59)
Balance at the end of the year	₹	6,813	₹	6,316